Leases (Schedule of Operating Lease Expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsidiaries [Member]
Operating Leases, Rent Expense, Net [Abstract]
Operating lease expense net of sublease receipts	$ 30,737	$ 29,392	$ 29,661